Note 25 - Segmented Information	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
25.	Segmented Information

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The CODM reviews the results of Company’s refinery business and exploration and evaluation activities as discrete business units, separate from the rest of the Company’s activities which are reviewed on an aggregate basis.

The Company’s exploration and evaluation activities are located in Idaho, USA, with its head office function in Canada. All of the Company’s capital assets, including property and equipment, and exploration and evaluation assets are located in Canada and USA, respectively.

(a)	Segmented operating results for the year ended December 31, 2025 and 2024:

For the year ended December 31, 2025	Refinery	Exploration and Evaluation	Corporate and Other	Total
Operating expenses
Consulting and professional fees	$632	$28	$4,443	$5,103
Exploration and evaluation expenditures	-	255	-	255
General and administrative	1,329	19	1,723	3,071
Investor relations and marketing	-	-	622	622
Salaries and benefits	1,911	-	4,602	6,513
Share-based payments	-	-	1,453	1,453
Operating loss	$3,872	$302	$12,843	$17,017
Unrealized gain on marketable securities	-	-	4	4
Loss on financial derivative liability - Convertible Notes	-	-	(10,354)	(10,354)
Changes in US Warrants	-	-	74,410	74,410
Loss on extinguishment of 2028 and 2027 Notes and recognition of term loan	-	-	(168,183)	(168,183)
Other non-operating loss	-	-	(12,325)	(12,325)
Loss before taxes	$(3,872)	$(302)	$(129,291)	$(133,465)

For the year ended December 31, 2024	Refinery	Exploration and Evaluation	Corporate and Other	Total
Operating expenses
Consulting and professional fees	$270	$-	$3,512	$3,782
Exploration and evaluation expenditures	-	442	-	442
General and administrative and travel	804	-	2,098	2,902
Investor relations and marketing	-	-	811	811
Salaries and benefits	1,547	-	2,771	4,318
Share-based payments	-	-	1,739	1,739
Operating loss	$2,621	$442	$10,931	$13,994
Unrealized gain on marketable securities	-	-	41	41
(Loss) on financial derivative liability - Convertible Notes	-	-	(4,493)	(4,493)
Changes in US Warrants	-	-	7	7
Other non-operating loss	-	-	(11,008)	(11,008)
Loss before taxes	$2,621	$442	$26,384	$29,447

For the year ended December 31, 2023	Refinery	Exploration and Evaluation	Corporate and Other	Total
Operating expenses
Consulting and professional fees	$69	$78	$4,512	$4,659
Exploration and evaluation expenditures	-	700	-	700
General and administrative and travel	156	3	2,236	2,395
Investor relations and marketing	-	-	633	633
Salaries and benefits	1,783	-	1,992	3,775
Share-based payments	-	-	1,821	1,821
Operating loss	$2,008	$781	$11,194	$13,983
Unrealized loss on marketable securities	-	-	(253)	(253)
Gain on financial derivative liability - Convertible Notes	-	-	6,683	6,683
Changes in US Warrants	-	-	1,243	1,243
Other non-operating expenses	-	-	(6,472)	(6,472)
Impairment	(51,884)	-	-	(51,884)
Loss before taxes	$53,892	$781	$9,993	$64,666

(b)	Segmented assets and liabilities as at December 31, 2025 and December 31, 2024:

	Total Assets		Total Liabilities
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Refinery	$56,443	$52,434	$12,493	$3,707
Exploration and Evaluation [1]	88,884	93,276	53	87
Corporate and Other	40,237	5,737	126,768	83,335
	$185,564	$151,447	$139,314	$87,129

[1] Total non-current assets comprising of exploration and evaluation assets in the amount of $88,776 ( December 31, 2024 - $93,200) are located in Idaho, USA. All other assets are located in Canada.